Identification and business activity (Details Textual) lb in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017 USD ($) shares	Dec. 31, 2017 USD ($) lb bbl	Dec. 31, 2016 USD ($) lb	Dec. 31, 2015 USD ($) lb
Disclosure of identification and business activity [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities		$ 1,962,000	$ 7,180,000	$ 5,481,000
Assets		4,332,813,000	4,266,415,000	4,547,181,000
Reversal of impairment loss		(11,770,000)	0	0
Payments to acquire or redeem entity's shares		$ 0	$ 1,210,000	$ 0
Quecher Main project [Member]
Disclosure of identification and business activity [Line Items]
Average production capacity | bbl		200,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Volume of gold produced | lb		530	660	920
Minera Yanacocha SRL and subsidiary [Member] | Treasury shares [member]
Disclosure of identification and business activity [Line Items]
Number of shares purchased | shares	63,922,565
Payments to acquire or redeem entity's shares	$ 47,910,585
Percentage of stock purchased	5.00%
Newmont Second Capital Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		54.05%
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Royalty rate on net sales		3.00%
Newmont Mining Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Cyprus Climax Metals [Member] | Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		53.56%
SMM Cerro Verde Netherlands B.V [Member] | Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interests held by non-controlling interests		21.00%
Compania de Minas Buenaventura S.A.A. [Member] | Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interests held by non-controlling interests		19.58%
other stakeholders [Member] | Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interests held by non-controlling interests		5.86%
Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Losses on disposals of non-current assets		$ 4,050,000
Reversal of impairment loss		$ 11,770,000
El Brocal [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of voting rights held in subsidiary		61.42%	61.32%
El Brocal [Member] | Mining activities [Member] | Indirect [Member]
Disclosure of identification and business activity [Line Items]
Proportion of voting rights held in subsidiary		58.24%	58.24%
Colquijirca S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of voting rights held in subsidiary		99.99%	99.99%
Antapite [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities			$ 1,003,000
Losses on disposals of non-current assets			$ 3,014,000
Compania Minera Condesa S.A. [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interests held by non-controlling interests		45.95%
Compania Minera Condesa S.A. [Member] | Mining activities [Member] | Indirect [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.00%	0.00%
Minas Buenaventura S.A.A [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Breapampa [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities		$ 2,000,000
Reversal of impairment loss		7,400,000
Recuperada [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities		600,000
Reversal of impairment loss		$ 7,100,000